Portfolio of Investments
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 11.1%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,095,808
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,137,521
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	347,559
Series 2021S
06/01/2037	5.000%	370,000	469,742
Trinity College
Series 2020R
06/01/2032	5.000%	265,000	329,695
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	576,392
07/01/2034	5.000%	500,000	575,646
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2035	5.000%	475,000	581,285
07/01/2036	5.000%	150,000	183,379
Wesleyan University - Green Bonds
Series 2021
07/01/2031	4.000%	915,000	1,092,659
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,226,454
Total			9,616,140
Hospital 12.3%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019A
07/01/2033	5.000%	400,000	477,309
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,018,875
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,559,395
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A
07/01/2036	4.000%	1,045,000	1,181,686
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,286,786
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,721,819
Connecticut State Health & Educational Facilities Authority(a)
Refunding Revenue Bonds
Stamford Hospital Issue
Series 2022
07/01/2028	5.000%	300,000	351,614
Total			10,597,484
Local General Obligation 21.0%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,466,845
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,199,038
Series 2021A
08/01/2029	5.000%	175,000	213,228
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,153,026
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	500,387
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,346,605
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	840,647
Series 2019B AGM
02/01/2030	5.000%	450,000	554,598
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	820,127
Columbia Connecticut Intermediate Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	559,499
08/01/2032	5.000%	500,000	559,136
Series 2020A
02/01/2030	5.000%	500,000	620,414
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	599,475
Series 2019A
07/15/2033	5.000%	2,500,000	3,060,623
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	499,193
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,187,609
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,253,906
07/15/2025	4.750%	1,150,000	1,290,970
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	388,076
Total			18,113,402
Pool / Bond Bank 2.8%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bonds
Series 2017A
05/01/2034	5.000%	1,500,000	1,755,842
Series 2019A
02/01/2035	4.000%	565,000	651,155
Total			2,406,997
Prep School 4.6%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Choate Rosemary Hall Issue
Series 2020
07/01/2037	4.000%	300,000	346,249
07/01/2038	4.000%	310,000	357,123
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Taft School Issue
Series 2018K
07/01/2035	4.000%	1,115,000	1,255,295
Revenue Bonds
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	1,988,323
Total			3,946,990
Refunded / Escrowed 6.3%
City of New Britain
Prerefunded 09/01/28 Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	884,386
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,142
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Greenwich Academy
Series 2007E Escrowed to Maturity (AGM)
03/01/2026	5.250%	2,370,000	2,571,599
Greater New Haven Water Pollution Control Authority
Prerefunded 08/15/24 Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,098,704
Puerto Rico Highway & Transportation Authority(b)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	912,287
Total			5,478,118
Retirement Communities 3.4%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,073,015
McLean Issue
Series 2020A
01/01/2030	5.000%	425,000	473,270
McLean Issue - TEMPS-50
Series 2020B-2
01/01/2026	2.750%	500,000	501,612
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
Series 2018
12/01/2031	5.000%	750,000	870,543
Total			2,918,440

2	Columbia Connecticut Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 8.9%
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	830,000	851,904
Series 2020A-2
11/15/2030	2.150%	1,000,000	979,061
05/15/2031	2.200%	1,000,000	986,814
Series 2020C
05/15/2027	5.000%	790,000	913,808
11/15/2028	5.000%	575,000	670,383
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	1,030,610
Social Bonds
Series 2021D-1
05/15/2029	5.000%	700,000	849,639
Subordinated Series 2017D-1
11/15/2032	3.200%	775,000	802,852
Subordinated Series 2018C-1
11/15/2038	3.625%	550,000	584,476
Total			7,669,547
Special Non Property Tax 7.5%
State of Connecticut
Refunding Revenue Bonds
Series 2021C
01/01/2032	5.000%	1,000,000	1,287,054
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2037	5.000%	1,000,000	1,233,004
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,198,723
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,743,647
Total			6,462,428
State Appropriated 4.7%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Connecticut State University System
Series 2019
11/01/2032	5.000%	1,000,000	1,231,231
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,658,163
Series 2020A
02/15/2037	5.000%	1,000,000	1,223,343
Total			4,112,737
State General Obligation 5.6%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,201,571
Series 2018-E
09/15/2033	5.000%	1,000,000	1,212,358
Series 2019A
04/15/2036	5.000%	1,000,000	1,218,468
Series 2020A
01/15/2030	5.000%	1,000,000	1,244,856
Total			4,877,253
Water & Sewer 10.5%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2016A
11/15/2029	4.000%	500,000	551,001
11/15/2030	4.000%	400,000	439,257
11/15/2031	4.000%	100,000	109,574
11/15/2032	4.000%	440,000	481,702
Hartford County Metropolitan District
Refunding Revenue Bonds
Clean Water Project
Series 2021A
02/01/2028	5.000%	750,000	902,379
Mattabassett District
Revenue Bonds
Green Bonds
Series 2021 (BAM)
08/01/2029	5.000%	500,000	608,834
Metropolitan District (The)
Revenue Bonds
Clean Water Project
Series 2020A
10/01/2029	5.000%	1,000,000	1,245,450
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,402,702
08/01/2023	5.250%	500,000	532,992
29th Series 2014
08/01/2025	5.000%	500,000	529,900

Columbia Connecticut Intermediate Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,103,055
South Central Connecticut Regional Water Authority(a)
Refunding Revenue Bonds
Thirty Sixth Series 2022B-1
08/01/2028	5.000%	1,000,000	1,182,000
Total			9,088,846
Total Municipal Bonds (Cost $82,251,346)			85,288,382

Money Market Funds 2.8%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(e)	229,737	229,714
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(e)	2,194,294	2,194,294
Total Money Market Funds (Cost $2,424,031)		2,424,008
Total Investments in Securities (Cost: $84,675,377)		87,712,390
Other Assets & Liabilities, Net		(1,298,565)
Net Assets		86,413,825
Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $912,287, which represents 1.06% of total net assets.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $2,047,897, which represents 2.37% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Connecticut Intermediate Municipal Bond Fund | First Quarter Report 2022

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